Inventory, Net (Details) - Schedule of Inventory - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of inventory [Abstract]
Raw materials	$ 551,993	$ 635,395
Finished goods	2,870,300	2,777,617
Inventory valuation allowance	(36,241)	(69,746)
Total inventory, net	$ 3,386,052	$ 3,343,266